Warrants - Activities of Warrants (Detail)	12 Months Ended
Dec. 31, 2016 $ / shares shares
Series AB Preferred Stock Warrant [Member]
Class of Warrant or Right [Line Items]
Warrants issued | shares	16,000,000
Warrants cancelled | shares	(10,100,000)
Warrants exercised | shares	(5,900,000)
Warrants issued, Weighted average exercise price | $ / shares	$ 1.25
Warrants cancelled | $ / shares	1.25
Warrants exercised, Weighted average exercise price | $ / shares	$ 1.25
Outstanding and exercisable, ending balance	0 years
Warrants issued | shares	16,000,000
Warrants exercised | shares	(5,900,000)
Warrants issued, Weighted average exercise price | $ / shares	$ 1.25
Warrants exercised, Weighted average exercise price | $ / shares	$ 1.25
Placement Agent Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants issued | shares	10,390
Outstanding and exercisable, ending balance | shares	10,390
Warrants issued, Weighted average exercise price | $ / shares	$ 40.00
Outstanding and exercisable, Weighted average exercise price | $ / shares	$ 40.00
Warrants issued	5 years
Outstanding and exercisable, ending balance	4 years 3 months 18 days
Warrants issued | shares	10,390
Outstanding and exercisable, ending balance | shares	10,390
Warrants issued, Weighted average exercise price | $ / shares	$ 40.00
Outstanding and exercisable, Weighted average exercise price | $ / shares	$ 40.00